Shareholder Report, Average Annual Return (Details)	1 Months Ended	6 Months Ended	12 Months Ended	17 Months Ended		44 Months Ended	60 Months Ended	84 Months Ended	92 Months Ended	102 Months Ended	104 Months Ended	109 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000241324
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Founders
C000241325
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000200677
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor
C000200678
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
C000200679
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor
C000203691
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent			3.81%				(0.50%)						0.94%
C000203690
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional
Without Sales Load [Member] | C000193424
Average Annual Return [Line Items]
Average Annual Return, Percent			20.42%				9.75%	9.63%
Without Sales Load [Member] | C000193426
Average Annual Return [Line Items]
Average Annual Return, Percent			14.70%				8.19%	7.77%
Without Sales Load [Member] | C000241324
Average Annual Return [Line Items]
Average Annual Return, Percent			15.34%	14.28%
Without Sales Load [Member] | C000241325
Average Annual Return [Line Items]
Average Annual Return, Percent			15.14%		14.34%
Without Sales Load [Member] | C000200677
Average Annual Return [Line Items]
Average Annual Return, Percent			19.45%				5.63%						4.49%
Without Sales Load [Member] | C000200678
Average Annual Return [Line Items]
Average Annual Return, Percent			18.95%				2.97%				6.15%
Without Sales Load [Member] | C000200679
Average Annual Return [Line Items]
Average Annual Return, Percent			18.86%				2.80%						5.04%
Without Sales Load [Member] | C000203691
Average Annual Return [Line Items]
Average Annual Return, Percent			8.46%				0.37%						1.38%
Without Sales Load [Member] | C000203690
Average Annual Return [Line Items]
Average Annual Return, Percent			8.72%				0.62%						1.68%
Without Sales Load [Member] | C000225903
Average Annual Return [Line Items]
Average Annual Return, Percent			16.16%			3.42%
Without Sales Load [Member] | C000168469
Average Annual Return [Line Items]
Average Annual Return, Percent			16.00%				9.34%		8.54%
Without Sales Load [Member] | C000159698
Average Annual Return [Line Items]
Average Annual Return, Percent			18.94%				9.36%			9.31%
Without Sales Load [Member] | C000159696
Average Annual Return [Line Items]
Average Annual Return, Percent			13.97%				8.66%					8.78%
Without Sales Load [Member] | C000159697
Average Annual Return [Line Items]
Average Annual Return, Percent			13.88%				8.56%					8.66%
Without Sales Load [Member] | C000225205
Average Annual Return [Line Items]
Average Annual Return, Percent			23.34%				11.10%						10.84%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Total Return Index
Average Annual Return, Percent			36.35%				15.98%	14.44%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Total Return Index
Average Annual Return, Percent			36.35%				15.98%	14.44%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			11.57%	5.20%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			11.57%		4.32%
MSCI All Country World Index Small Cap
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index Small Cap
Average Annual Return, Percent			24.62%				9.40%						7.81%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent			10.37%				1.39%						2.52%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent			10.37%				1.39%						2.52%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			35.19%			10.87%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			35.19%				15.26%		14.13%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			35.19%				15.26%			14.30%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			35.19%				15.26%					13.91%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			35.19%				15.26%					13.91%
FT Wilshire 5000 Index - TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Wilshire 5000 Index - TR
Average Annual Return, Percent			35.18%				15.50%						13.02%
CBOE S&P 500 BuyWrite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CBOE S&P 500 BuyWrite Index
Average Annual Return, Percent			18.31%				6.59%	5.88%
CBOE S&P 500 BuyWrite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CBOE S&P 500 BuyWrite Index
Average Annual Return, Percent			18.31%				6.59%	5.88%
60% ICE BofA US HY Contrained / 40% Credit Suisse Leverage Loan
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% ICE BofA US HY Contrained / 40% Credit Suisse Leverage Loan
Average Annual Return, Percent			13.26%	11.49%
ICE BofA US High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Constrained Index
Average Annual Return, Percent			15.67%	11.87%
60% ICE BofA US HY Contrained / 40% Credit Suisse Leverage Loan
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% ICE BofA US HY Contrained / 40% Credit Suisse Leverage Loan
Average Annual Return, Percent			13.26%		11.91%
ICE BofA US High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Constrained Index
Average Annual Return, Percent			15.67%		12.43%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Total Return Index
Average Annual Return, Percent			36.35%				15.98%						13.38%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			11.57%				0.33%						1.84%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent			31.76%				12.19%						9.39%
MSCI All Country World Index ex USA Small Cap - NR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index ex USA Small Cap - NR
Average Annual Return, Percent			23.25%				8.21%				8.09%
MSCI All Country World Index IMI - NR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index IMI - NR
Average Annual Return, Percent			30.96%				11.87%				11.70%
MSCI All Country World Index ex USA Small Cap - NR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index ex USA Small Cap - NR
Average Annual Return, Percent			23.25%				8.21%						6.08%
MSCI All Country World Index IMI - NR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index IMI - NR
Average Annual Return, Percent			30.96%				11.87%						9.20%
Bloomberg US Municipal Bond: 7 Year (6-8) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Bond: 7 Year (6-8) Index
Average Annual Return, Percent			8.41%				1.38%						2.22%
Bloomberg US Municipal Bond: 7 Year (6-8) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Bond: 7 Year (6-8) Index
Average Annual Return, Percent			8.41%				1.38%						2.22%
Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			29.33%			6.58%
Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			29.33%				11.30%		10.78%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			35.68%				15.64%			14.58%
Russell 2500™ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2500™ Index
Average Annual Return, Percent			26.17%				10.43%					9.88%
Russell 2500™ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2500™ Index
Average Annual Return, Percent			26.17%				10.43%					9.88%
Russell 1000® Value Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index TR
Average Annual Return, Percent			27.76%				10.69%						9.23%